United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F


Report for the Calendar Year or Quarter Ended:		September 30, 2004

Report type:	13F Holdings Report

Institutional Investment Manager Filing this Report:

Name:		Lockheed Martin Investment Management Company
		6550 Rock Spring Drive, Suite 400
		Bethesda, MD  20817

13F File Number #28-2847

Person signing this report on Behalf of Reporting Manager:

Name:		Jeffrey A. Sharpe
Title:		Managing Director
Phone:		301-571-7130

Signature, Place, and Date of Signing:

Jeffrey A. Sharpe,	Bethesda, MD  	October 19, 2004




I am signing this report as required by the Securities Exchange Act of 1934.


                                                              FORM 13F
                                                         September 30, 2004

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Axis Capital                   COM              g0692u109    22581   868508 SH       SOLE                   868508
Grupo TMM-SP ADR A             COM              40051D105     6494  2740100 SH       SOLE                  2740100
			2 DATA RECORDS			     29075		   0 OTHER MANAGERS IN WHOSE BEHALF REPORT IS FILED
